Risk management - United States - Santander Bank, N.A - Expected losses based on prospective information (Details) - United States - North America - Santander Bank N.A. - scenario	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Number of prospective macroeconomic scenarios	4
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Maximum
Credit risk
Threshold percentage in determining classification of Stage 2	1.20%
SICR rating range	2
Estimated sensitivity rate range	9.3
Minimum
Credit risk
Threshold percentage in determining classification of Stage 2	0.20%
SICR rating range	0.1
Estimated sensitivity rate range	1
Pessimistic scenario 2
Credit risk
Interest rate (as a percent)	0.78%	1.06%
Unemployment rate (as a percent)	5.83%	7.71%
Housing price growth (as a percent)	2.67%	2.60%
GDP growth (as a percent)	3.05%	1.60%
Percentage of weightings associated with the macroeconomic scenarios	17.50%	17.50%	20.00%
Pessimistic scenario 1
Credit risk
Interest rate (as a percent)	0.27%	2.22%
Unemployment rate (as a percent)	7.34%	2.68%
Housing price growth (as a percent)	2.17%	3.68%
GDP growth (as a percent)	2.76%	2.05%
Percentage of weightings associated with the macroeconomic scenarios	20.00%	20.00%
Base scenario
Credit risk
Interest rate (as a percent)	0.63%	2.29%
Unemployment rate (as a percent)	5.21%	(0.87%)
Housing price growth (as a percent)	3.40%	4.53%
GDP growth (as a percent)	2.60%	2.07%
Percentage of weightings associated with the macroeconomic scenarios	32.50%	32.50%	60.00%
Optimistic scenario
Credit risk
Interest rate (as a percent)	0.99%	2.70%
Unemployment rate (as a percent)	4.36%	(2.10%)
Housing price growth (as a percent)	3.79%	4.69%
GDP growth (as a percent)	3.40%	2.75%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	20.00%